Stock Options - Narrative (Details) - USD ($)		12 Months Ended
	Feb. 06, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019	Jul. 19, 2018	Dec. 31, 2016
Stock Options
Weighted average grant date price per share		$ 10.22	$ 20.36
Exercise of stock options to purchase shares of common stock (in shares)		119,793	15,169
Proceeds from stock options exercised		$ 334,711
Intrinsic value of options exercised		2,097,888
Intrinsic value of options outstanding		21,397,470
Intrinsic value of options exercisable		$ 31,178,309
Weighted average remaining contractual term of options outstanding		9 years 7 days
Weighted average remaining contractual term of options exercisable		8 years 3 months
Stock based compensation expense for employee stock option awards		$ 514,092	$ 2,195,075
Total unrecognized compensation cost		$ 7,547,104
Stock based compensation expense, weighted average period		2 years 11 months 27 days
Options granted (in shares)		1,231,541	14,083
Options granted (in dollars per share)		$ 10.22	$ 20.36
Vesting period		4 years
Total options		1,658,112	668,316			728,344
2016 Plan
Stock Options
Shares reserved for issuance		1,011,138
2018 Plan
Stock Options
Shares reserved for issuance		1,600,000			1,600,000
Separation Agreement | Former Senior Vice President
Stock Options
Total options		20,383
Additional stock option expense		$ 17,497
Restricted Stock Units | 2016 Plan
Stock Options
Shares approved by board		185,768
Weighted average fair value (in dollars per share)		$ 11.04
Vesting period		4 years
Maximum | Separation Agreement | Former Senior Vice President
Stock Options
Post separation consulting agreement term		2 years
Subsequent event
Stock Options
Options granted (in shares)	395,408
Options granted (in dollars per share)	$ 14.20
Subsequent event | 2018 Plan
Stock Options
Shares reserved for issuance				2,220,778